UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 -   Report to Stockholders


Semi-Annual Report
June 30, 2006


Merrill Lynch
Strategy Series, Inc.


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's
Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ 08543-9011


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Merrill Lynch Strategy Series, Inc.


Announcement to Shareholders


On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company ("New BlackRock") that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of June 30, 2006) (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's Board of Directors has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's shareholders, BlackRock Advisors, Inc. or its successor is expected to become the investment adviser of the Fund upon the closing of the Transaction.



Officers and Directors


Robert C. Doll, Jr., President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Philip J. Green, Vice President and Portfolio Manager
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


  Laurie Simon Hodrick resigned as a Director of Merrill Lynch Strategy Series, Inc. effective May 1, 2006.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



A Letter From the President



Dear Shareholder

By now, you have probably heard of the important changes unfolding at Merrill Lynch Investment Managers ("MLIM"). We have been communicating with shareholders, via letters like this and in a detailed proxy mailing, about MLIM's impending union with another highly regarded investment manager - BlackRock, Inc. ("BlackRock"). This transaction marks the next chapter in MLIM's growth story and, we believe, will be a benefit to our investors.

MLIM, a division of Merrill Lynch with over $583 billion in assets under management, is a leading investment manager offering more than 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock, with $464.1 billion in assets under management, is one of the largest publicly traded investment management firms in the United States managing assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products. At the completion of the transaction, which is expected by the end of third quarter 2006, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.*

The combined company, to be known as BlackRock, will provide a wide selection of high-quality investment solutions across a range of asset classes and investment styles. The organization will have over 4,500 employees in 18 countries and a major presence in key markets worldwide. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. The firms share similar values and beliefs - each strives for excellence in all areas, and both make investment performance their single most important mission. As such, our combination only reinforces our commitment to shareholders.

Most of MLIM's investment products - including mutual funds, separately managed accounts, annuities and variable insurance funds - eventually will carry the "BlackRock" name. This will be reflected in newspaper and online information sources beginning in October. Your account statements will reflect the BlackRock name beginning with the October month-end reporting period. Unless otherwise communicated via a proxy statement, your funds will maintain the same investment objectives that they do today. Importantly, the MLIM/ BlackRock union will not affect your brokerage account or your relationship with your financial advisor. If you are a client of Merrill Lynch, you will remain a client of Merrill Lynch.

As always, we thank you for entrusting us with your investment assets. We look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers


  * $1.047 trillion in assets under management as of June 30, 2006. Data, including assets under management, are as of June 30, 2006.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



A Discussion With Your Fund's Portfolio Manager


Each of the Merrill Lynch Strategy Series, Inc. portfolios provided positive returns that outpaced or tracked those of their respective benchmarks for the six-month period.


How did the Funds perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +1.36%, +0.94%, +1.05%, +1.46% and +1.15%, respectively. Its unmanaged weighted benchmark, which consists 55% of the Standard & Poor's (S&P) Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index, returned +1.37% for the same period.

Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +2.55%, +2.23%, +2.13%, +2.66% and +2.55%, respectively, for the six-month period ended June 30, 2006. This compared to a return of +2.12% for its unmanaged weighted benchmark, which consists 75% of the S&P Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index for the same period.

Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +3.44%, +3.13%, +3.01%, +3.63% and +3.84%, respectively, for the six-month period. Its unmanaged benchmark, the S&P 500 Index, returned +2.71% for the same period.

(All Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-8 of this report to shareholders.)

The Funds' strong relative performance is attributed primarily to our above-average allocations to international stocks. International stock markets have done better than domestic markets partly because they are more attractively priced and partly as a result of an overvalued U.S. dollar. Asian and emerging markets, in particular, have benefited from strong global growth and low interest rates.

After a strong start at the beginning of 2006, equity markets began a month-long retreat in early May that sent the S&P 500 Index of large cap U.S. equities down 7.7% from its year-to-date peak. The initial decline was touched off by investors' fears about inflation, which the Federal Reserve Board (the
Fed) had indicated would be a primary factor in steering their monetary tightening campaign. These worries were exacerbated by the installment of new Fed chairman Ben Bernanke, whose subsequent statements regarding future policy moves were seen by some in the markets as ambiguous. By early June, investor concerns in both the bond and equity markets had shifted from inflation to economic growth prospects for the second half of 2006 and 2007. Again, this was partly prompted by comments from Fed officials. Bond markets initially rallied as the equity market continued to decline.

Both investors and policymakers are struggling with economic data that has lately shown evidence of slowing growth and higher inflation. In addition to relatively weak employment reports and continued signs of stagnation in the housing market, the U.S. Treasury yield curve inverted once again, meaning that short-term interest rates have moved higher than long-term rates. While this is not a perfect predictor of slowing growth, there is a strong historical correlation between inverted yield curves and economic slowdowns. While it appears to us that the Fed may finally have done enough to slow the U.S. economy, consumer spending has remained resilient and inflationary concerns have yet to abate. Consequently, the Fed's tightening phase may not yet be over, and the financial markets may remain vulnerable as a result.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Unfortunately, this state of affairs provides us with more questions than answers, but in terms of the economy, we expect growth to slow to trend or below-trend levels for the balance of the year. We also believe the Fed currently views monetary policy as becoming restrictive, although the central bankers will need more confirmation that consumption is slowing and that inflation is in check before they end their tightening campaign. That should happen eventually, but not immediately. In the bond market, yields will likely remain range-bound as economic growth slows. Before bond returns can pick up, inflation pressures will have to cool down, which we believe will happen in the next few months. Likewise, equity markets appear to be stuck for now despite reasonable valuation levels and the potential for increases in dividends and share buybacks. Until investors see more clarity on both inflation and monetary policy, we believe equities are unlikely to experience a renewed upswing. This tug-of-war is likely to continue over the next couple of months, which should keep volatility levels relatively high. In the end, we believe the fundamental health of the world economy and good valuation levels should ultimately prevail, which is why we continue to view the recent setback in prices as a bull market correction rather than as the start of a bear market.


What changes were made to the portfolios during the period?

We did not make any significant changes to the portfolios during the period. In 2005, we had worked to reduce the Funds' risk profiles by scaling back our overweight positions in small cap stocks. Small caps had become fully valued in our view and, therefore, were no longer attractive investments. We believe a reduced small cap position continues to be well-advised given the possibility of a slowdown in economic activity in 2007. In addition, we believe our increase in international stocks last year will continue to provide a measure of protection against the risk that an economic slowdown could pose to the Funds.


How would you characterize the portfolios' positioning at the close of the period?

Compared to their respective benchmarks, all three portfolios have above-average allocations to international stocks and below-average allocations to domestic large cap stocks. Where appropriate, we are also underweight in bonds.

The key factors that we believe will figure into the direction of U.S. equity and bond markets for the remainder of 2006 include the Fed's monetary policy, the perceived strength of the economy in 2007 and corporate earnings. We believe there is a risk that the Fed may tighten policy too much and cause a faster-than-expected economic slowdown, which would hurt corporate profits more than expected. Corporate profits have already shown signs of being past their peak, and disappointing earnings reports had a part to play in the recent equity market correction. If Fed interest rate hikes continue and the outlook for an economic slowdown in 2007 does not change, these issues will probably weigh heavily on the markets in the second half of the year.

The key factor for the bond market is economic growth over the next 18 months. If we see a significant economic slowdown, the bond market should rally as interest rates fall. We do not believe inflation is a real medium-term concern because of the deflationary impact of cheap labor and goods from Asia and strong productivity growth in the United States.


Philip J. Green
Vice President and Portfolio Manager


July 20, 2006



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Class I Shares (which have no distribution or account maintenance fees) restated for Class R Share fees.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Performance Data (continued)

Recent Performance Results*
                                                                                                      Since
                                                               6-Month            12-Month          Inception
As of June 30, 2006                                          Total Return       Total Return       Total Return
ML Strategy Growth and Income Fund Class A Shares               +1.36%             + 4.62%            + 8.09%
ML Strategy Growth and Income Fund Class B Shares               +0.94              + 3.67             + 3.11
ML Strategy Growth and Income Fund Class C Shares               +1.05              + 3.81             + 3.02
ML Strategy Growth and Income Fund Class I Shares               +1.46              + 4.76             + 9.50
ML Strategy Growth and Income Fund Class R Shares               +1.15              + 4.23             + 7.24
ML Strategy Long-Term Growth Fund Class A Shares                +2.55              + 7.68             + 2.06
ML Strategy Long-Term Growth Fund Class B Shares                +2.23              + 6.89             - 2.56
ML Strategy Long-Term Growth Fund Class C Shares                +2.13              + 6.79             - 2.63
ML Strategy Long-Term Growth Fund Class I Shares                +2.66              + 7.92             + 3.56
ML Strategy Long-Term Growth Fund Class R Shares                +2.55              + 7.64             + 2.45
ML Strategy All-Equity Fund Class A Shares                      +3.44              + 9.67             - 6.72
ML Strategy All-Equity Fund Class B Shares                      +3.13              + 8.96             -10.98
ML Strategy All-Equity Fund Class C Shares                      +3.01              + 8.84             -11.08
ML Strategy All-Equity Fund Class I Shares                      +3.63              +10.04             - 5.32
ML Strategy All-Equity Fund Class R Shares                      +3.84              +10.21             - 6.35

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in each Fund's net asset value for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. For the period ended June 30, 2006, the All-Equity Fund did not accrue Class R distribution fees and the Long-Term Growth Fund and the Growth and Income Fund did not accrue distribution fees for a portion of the period because of regulatory fee limits. If such fees were included, returns would have been lower. The Funds' inception date is 6/02/00.


Growth and Income Fund


Average Annual Total Return


                                     Return Without      Return With
                                       Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/06                     +4.62%            -0.87%
Five Years Ended 6/30/06                   +3.45             +2.34
Inception (6/02/00) through
6/30/06                                    +1.29             +0.39



                                          Return            Return
                                       Without CDSC    With CDSC++++++
Class B Shares++

One Year Ended 6/30/06                     +3.67%            -0.33%
Five Years Ended 6/30/06                   +2.64             +2.27
Inception (6/02/00) through
6/30/06                                    +0.51             +0.51



                                         Return            Return
                                       Without CDSC    With CDSC++++++
Class C Shares++++

One Year Ended 6/30/06                     +3.81%            +2.81%
Five Years Ended 6/30/06                   +2.67             +2.67
Inception (6/02/00) through
6/30/06                                    +0.49             +0.49



Class I Shares                                              Return

One Year Ended 6/30/06                                      +4.76%
Five Years Ended 6/30/06                                    +3.65
Inception (6/02/00) through
6/30/06                                                     +1.50



Class R Shares                                              Return

One Year Ended 6/30/06                                      +4.23%
Five Years Ended 6/30/06                                    +3.33
Inception (6/02/00) through
6/30/06                                                     +1.16


      * Maximum sales charge is 5.25%.

     ** Assuming maximum sales charge.

     ++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

   ++++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

 ++++++ Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Performance Data (concluded)


Long-Term Growth Fund


Average Annual Total Return


                                     Return Without      Return With
                                       Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/06                     +7.68%            +2.02%
Five Years Ended 6/30/06                   +3.44             +2.33
Inception (6/02/00) through
6/30/06                                    +0.34             -0.55



                                          Return            Return
                                       Without CDSC    With CDSC++++++
Class B Shares++

One Year Ended 6/30/06                     +6.89%            +2.89%
Five Years Ended 6/30/06                   +2.66             +2.29
Inception (6/02/00) through
6/30/06                                    -0.43             -0.43



                                         Return            Return
                                       Without CDSC    With CDSC++++++
Class C Shares++++

One Year Ended 6/30/06                     +6.79%            +5.79%
Five Years Ended 6/30/06                   +2.63             +2.63
Inception (6/02/00) through
6/30/06                                    -0.44             -0.44



Class I Shares                                              Return

One Year Ended 6/30/06                                      +7.92%
Five Years Ended 6/30/06                                    +3.69
Inception (6/02/00) through
6/30/06                                                     +0.58



Class R Shares                                              Return

One Year Ended 6/30/06                                      +7.64%
Five Years Ended 6/30/06                                    +3.58
Inception (6/02/00) through
6/30/06                                                     +0.40


      * Maximum sales charge is 5.25%.

     ** Assuming maximum sales charge.

     ++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

   ++++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

 ++++++ Assuming payment of applicable contingent deferred sales charge.



All-Equity Fund


Average Annual Total Return


                                     Return Without      Return With
                                       Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/06                     +9.67%            +3.91%
Five Years Ended 6/30/06                   +2.69             +1.58
Inception (6/02/00) through
6/30/06                                    -1.14             -2.01



                                          Return            Return
                                       Without CDSC    With CDSC++++++
Class B Shares++

One Year Ended 6/30/06                     +8.96%            +4.96%
Five Years Ended 6/30/06                   +1.91             +1.53
Inception (6/02/00) through
6/30/06                                    -1.90             -1.90



                                         Return            Return
                                       Without CDSC    With CDSC++++++
Class C Shares++++

One Year Ended 6/30/06                     +8.84%            +7.84%
Five Years Ended 6/30/06                   +1.88             +1.88
Inception (6/02/00) through
6/30/06                                    -1.91             -1.91



Class I Shares                                              Return

One Year Ended 6/30/06                                      +10.04%
Five Years Ended 6/30/06                                    + 2.94
Inception (6/02/00) through
6/30/06                                                     - 0.90



Class R Shares                                              Return

One Year Ended 6/30/06                                      +10.21%
Five Years Ended 6/30/06                                    + 2.83
Inception (6/02/00) through
6/30/06                                                     - 1.07


      * Maximum sales charge is 5.25%.

     ** Assuming maximum sales charge.

     ++ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

   ++++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

 ++++++ Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of Expenses


Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table of each Fund provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



Growth and Income Fund
                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value   January 1, 2006 to
                                                              January 1,         June 30,            June 30,
                                                                 2006               2006               2006
Actual

Class A                                                         $1,000           $1,013.60            $ 8.58
Class B                                                         $1,000           $1,009.40            $12.47
Class C                                                         $1,000           $1,010.50            $12.38
Class I                                                         $1,000           $1,014.60            $ 7.28
Class R                                                         $1,000           $1,011.50            $ 9.88

Hypothetical (5% annual return before expenses)**

Class A                                                         $1,000           $1,016.37            $ 8.60
Class B                                                         $1,000           $1,012.48            $12.49
Class C                                                         $1,000           $1,012.58            $12.39
Class I                                                         $1,000           $1,017.67            $ 7.29
Class R                                                         $1,000           $1,015.08            $ 9.90

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.71% for Class A, 2.49% for Class B, 2.47% for Class C, 1.45% for Class I and 1.97% for Class R),
   multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of Expenses (concluded)

Long-Term Growth Fund
                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value   January 1, 2006 to
                                                              January 1,         June 30,            June 30,
                                                                 2006               2006               2006
Actual

Class A                                                         $1,000           $1,025.50            $ 6.51
Class B                                                         $1,000           $1,022.30            $10.39
Class C                                                         $1,000           $1,021.30            $10.38
Class I                                                         $1,000           $1,026.60            $ 5.31
Class R                                                         $1,000           $1,025.50            $ 6.56

Hypothetical (5% annual return before expenses)**

Class A                                                         $1,000           $1,018.47            $ 6.49
Class B                                                         $1,000           $1,014.63            $10.35
Class C                                                         $1,000           $1,014.63            $10.35
Class I                                                         $1,000           $1,019.66            $ 5.29
Class R                                                         $1,000           $1,018.42            $ 6.54

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.29% for Class A, 2.06% for Class B, 2.06% for Class C, 1.05% for Class I and 1.30% for Class R),
   multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class R did not accrue a portion of its distribution fees (12b-1 fees)
   for the entire period due to regulatory limits. If the distribution fees were accrued for the entire period, the actual expense ratio would have been approximately 1.55%, the actual expenses paid would have been approximately $7.83 and the hypothetical expenses paid would have been approximately $7.80.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


All-Equity Fund
                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value   January 1, 2006 to
                                                              January 1,         June 30,            June 30,
                                                                 2006               2006               2006
Actual

Class A                                                         $1,000           $1,034.40            $ 7.76
Class B                                                         $1,000           $1,031.30            $11.60
Class C                                                         $1,000           $1,030.10            $11.59
Class I                                                         $1,000           $1,036.30            $ 6.45
Class R                                                         $1,000           $1,038.40            $ 7.32

Hypothetical (5% annual return before expenses)**

Class A                                                         $1,000           $1,017.27            $ 7.69
Class B                                                         $1,000           $1,013.48            $11.50
Class C                                                         $1,000           $1,013.48            $11.50
Class I                                                         $1,000           $1,018.57            $ 6.39
Class R                                                         $1,000           $1,017.72            $ 7.24

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.53% for Class A, 2.29% for Class B, 2.29% for Class C, 1.27% for Class I and 1.44% for Class R),
   multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Currently, Class R did not accrue a portion of its distribution fees
   (12b-1 fees) due to regulatory limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.69%, the actual expenses paid would have been approximately $8.59 and the hypothetical expenses paid would have been approximately $8.50.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Schedule of Investments                                                            Growth and Income Fund       (in U.S. dollars)
                                             Investments                                                                Value
Underlying Equity                            Master International Index Series++                                   $    4,059,768
Funds--60.9%                                 Master Mid Cap Index Series++                                              1,554,879
                                             Master S&P 500 Index Series++                                             17,332,200
                                             Master Small Cap Index Series++                                              675,172

                                             Total Underlying Equity Funds
                                             (Cost--$18,245,705)                                                       23,622,019

Underlying Fixed Income                      Master Aggregate Bond Index Series++                                      14,807,889
Funds--38.2%

                                             Total Underlying Fixed Income Funds
                                             (Cost--$15,117,628)                                                       14,807,889

Short-Term                                   Merrill Lynch Liquidity Series, LLC Cash Sweep
Securities--1.5%                             Series I, 4.78% (a)++                                                        595,510

                                             Total Short-Term Securities (Cost--$595,510)                                 595,510

Total Investments (Cost--$33,958,843*)--100.6%                                                                         39,025,418
Liabilities in Excess of Other Assets--(0.6%)                                                                           (241,391)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   38,784,027
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $     34,541,653
                                                   ================
    Gross unrealized appreciation                  $      4,828,842
    Gross unrealized depreciation                         (345,077)
                                                   ----------------
    Net unrealized appreciation                    $      4,483,765
                                                   ================


(a) Represents the current yield as of 6/30/2006.

 ++ Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                 Net
                                                                                         Realized         Investment
    Affiliate                                  Contributions       Withdrawals     Gains (Losses)             Income
    Master Aggregate Bond Index Series                    --     $   1,000,000     $     (78,749)       $    363,310
    Master International Index Series           $  1,500,000                --     $       37,842       $     67,424
    Master Mid Cap Index Series                           --     $   2,000,000     $      170,816       $     13,996
    Master S&P 500 Index Series                           --     $   2,500,000     $    (150,345)       $    164,486
    Master Small Cap Index Series                         --                --     $       30,279       $      5,000
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                      $    217,747+++             --                 --       $     34,105

       +++ Represents net contributions.

    See Notes to Financial Statements.



Portfolio Information as of June 30, 2006



                                                       Percent of
Growth and Income Fund                                   Total
Underlying Asset Diversification                      Investments

Underlying Equity Funds                                   60.5%
Underlying Fixed Income Funds                             38.0
Other*                                                     1.5

 * Includes investments in short-term investments.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Schedule of Investments                                                             Long-Term Growth Fund       (in U.S. dollars)
                                             Investments                                                                Value
Underlying Equity                            Master International Index Series++                                   $    7,462,528
Funds--85.6%                                 Master Mid Cap Index Series++                                              4,666,462
                                             Master S&P 500 Index Series++                                             41,431,603
                                             Master Small Cap Index Series++                                            1,193,329

                                             Total Underlying Equity Funds
                                             (Cost--$42,325,418)                                                       54,753,922

Underlying Fixed Income                      Master Aggregate Bond Index Series++                                       7,994,117
Funds--12.5%

                                             Total Underlying Fixed Income Funds
                                             (Cost--$8,244,035)                                                         7,994,117

Short-Term                                   Merrill Lynch Liquidity Series, LLC Cash Sweep
Securities--1.9%                             Series I, 4.78% (a)++                                                      1,239,566

                                             Total Short-Term Securities (Cost--$1,239,566)                             1,239,566

Total Investments (Cost--$51,809,019*)--100.0%                                                                         63,987,605
Liabilities in Excess of Other Assets--(0.0%)                                                                               (640)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   63,986,965
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $     52,623,630
                                                   ================
    Gross unrealized appreciation                  $     11,623,976
    Gross unrealized depreciation                         (260,001)
                                                   ----------------
    Net unrealized appreciation                    $     11,363,975
                                                   ================

(a) Represents the current yield as of 6/30/2006.

 ++ Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                 Net
                                                                                         Realized         Investment
    Affiliate                                  Contributions       Withdrawals     Gains (Losses)             Income
    Master Aggregate Bond Index Series                    --      $  1,500,000        $  (42,561)         $  196,387
    Master International Index Series           $  1,500,000                --        $    69,561         $  124,088
    Master Mid Cap Index Series                           --      $  3,250,000        $   499,989         $   39,077
    Master S&P 500 Index Series                           --      $  4,250,000        $ (357,357)         $  393,258
    Master Small Cap Index Series                         --      $    500,000        $    53,739         $    8,898
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                      $  1,283,357+++             --                 --         $   53,930

       +++ Represents net contributions.

    See Notes to Financial Statements.



Portfolio Information as of June 30, 2006


                                                      Percent of
Long-Term Growth Fund                                    Total
Underlying Asset Diversification                      Investments

Underlying Equity Funds                                   85.6%
Underlying Fixed Income Funds                             12.5
Other*                                                     1.9

 * Includes investments in short-term investments.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Schedule of Investments                                                                   All-Equity Fund       (in U.S. dollars)
                                             Investments                                                                Value
Underlying Equity                            Master International Index Series++                                   $    6,337,349
Funds--100.1%                                Master Mid Cap Index Series++                                              1,953,191
                                             Master S&P 500 Index Series++**                                           29,657,603
                                             Master Small Cap Index Series++                                              727,537

Total Investments (Cost--$29,257,223*)--100.1%                                                                         38,675,680
Liabilities in Excess of Other Assets--(0.1%)                                                                            (56,012)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   38,619,668
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $     29,974,993
                                                   ================
    Gross unrealized appreciation                  $      8,700,687
    Gross unrealized depreciation                                --
                                                   ----------------
    Net unrealized appreciation                    $      8,700,687
                                                   ================


 ** Included is the schedule of investments for the underlying investment.

 ++ Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                 Net
                                                                                         Realized         Investment
    Affiliate                                  Contributions       Withdrawals     Gains (Losses)             Income
    Master International Index Series           $  1,500,000       $   250,000       $     62,008         $  107,581
    Master Mid Cap Index Series                           --       $ 2,750,000       $    275,609         $   18,033
    Master S&P 500 Index Series                 $    500,000       $ 4,000,000       $  (264,380)         $  290,505
    Master Small Cap Index Series                         --       $   750,000       $     34,301         $    6,401
    Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                                 --       $       441+++              --         $    3,177

      +++ Represents net withdrawals.

    See Notes to Financial Statements.



Portfolio Information as of June 30, 2006


                                                       Percent of
All-Equity Fund                                          Total
Underlying Equity Diversification                     Investments

Underlying Equity Funds                                  100.0%



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Statements of Assets and Liabilities
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth        All-Equity
As of June 30, 2006                                                                 Fund               Fund            Fund
Assets

     Investments in affiliated securities, at value*                        $    39,025,418    $    63,987,605    $    38,675,680
     Receivables:
         Capital shares sold                                                         63,285             77,722             44,361
         Interest from affiliates                                                        --                 --                444
     Prepaid expenses and other assets                                               27,877             28,479             28,240
                                                                            ---------------    ---------------    ---------------
     Total assets                                                                39,116,580         64,093,806         38,748,725
                                                                            ---------------    ---------------    ---------------

Liabilities

     Bank overdraft                                                                      --                 --             49,632
     Payables:
         Capital shares redeemed                                                    250,608             16,871             10,835
         Distributor                                                                 20,690             21,085             18,204
         Other affiliates                                                            22,888             14,379             10,736
         Administrative fees                                                         10,347             16,941             10,213
         Investment adviser                                                           4,434              7,261              4,377
     Accrued expenses and other liabilities                                          23,586             30,304             25,060
                                                                            ---------------    ---------------    ---------------
     Total liabilities                                                              332,553            106,841            129,057
                                                                            ---------------    ---------------    ---------------

Net Assets

     Net assets                                                             $    38,784,027    $    63,986,965    $    38,619,668
                                                                            ===============    ===============    ===============

Net Assets Consist of

     Undistributed investment income--net                                   $       179,966    $       291,486    $        15,491
     Accumulated realized capital losses--net                                  (15,626,242)       (12,377,755)       (22,235,957)
     Unrealized appreciation--net                                                 5,066,575         12,178,586          9,418,457
                                                                            ---------------    ---------------    ---------------
     Total accumulated earnings (losses)--net                                  (10,379,701)             92,317       (12,802,009)
                                                                            ---------------    ---------------    ---------------
     Class A Common Stock, $.0001 par value++                                            16                 17                  9
     Class B Common Stock, $.0001 par value++++                                         123                 83                107
     Class C Common Stock, $.0001 par value++++++                                       134                182                142
     Class I Common Stock, $.0001 par value++++++++                                     126                382                166
     Class R Common Stock, $.0001 par value++++++++++                                     2                 --                 --
     Paid-in capital in excess of par                                            49,163,327         63,893,984         51,421,253
                                                                            ---------------    ---------------    ---------------
     Net Assets                                                             $    38,784,027    $    63,986,965    $    38,619,668
                                                                            ===============    ===============    ===============


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Statements of Assets and Liabilities (concluded)
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth        All-Equity
As of June 30, 2006                                                                 Fund               Fund            Fund
Net Asset Value

     Class A:
         Net assets                                                         $     1,564,440    $     1,658,791    $       834,756
                                                                            ===============    ===============    ===============
         Shares outstanding                                                         161,195            172,011             89,570
                                                                            ===============    ===============    ===============
         Net asset value                                                    $          9.71    $          9.64    $          9.32
                                                                            ===============    ===============    ===============
     Class B:
         Net assets                                                         $    11,885,178    $     7,960,164    $     9,477,554
                                                                            ===============    ===============    ===============
         Shares outstanding                                                       1,233,176            827,750          1,065,426
                                                                            ===============    ===============    ===============
         Net asset value                                                    $          9.64    $          9.62    $          8.90
                                                                            ===============    ===============    ===============
     Class C:
         Net assets                                                         $    12,878,388    $    17,499,721    $    12,650,401
                                                                            ===============    ===============    ===============
         Shares outstanding                                                       1,335,239          1,824,471          1,422,791
                                                                            ===============    ===============    ===============
         Net asset value                                                    $          9.65    $          9.59    $          8.89
                                                                            ===============    ===============    ===============
     Class I:
         Net assets                                                         $    12,219,378    $    36,846,613    $    15,654,873
                                                                            ===============    ===============    ===============
         Shares outstanding                                                       1,259,387          3,817,450          1,662,479
                                                                            ===============    ===============    ===============
         Net asset value                                                    $          9.70    $          9.65    $          9.42
                                                                            ===============    ===============    ===============
     Class R:
         Net assets                                                         $       236,643    $        21,676    $         2,084
                                                                            ===============    ===============    ===============
         Shares outstanding                                                          24,467              2,246              226.7
                                                                            ===============    ===============    ===============
         Net asset value                                                    $          9.67    $          9.65    $          9.19
                                                                            ===============    ===============    ===============
           * Identified cost in affiliated securities                       $    33,958,843    $    51,809,019    $    29,257,223
                                                                            ===============    ===============    ===============
          ++ Authorized shares--Class A                                         166,666,667        166,666,667        166,666,667
                                                                            ===============    ===============    ===============
        ++++ Authorized shares--Class B                                         166,666,667        166,666,667        166,666,666
                                                                            ===============    ===============    ===============
      ++++++ Authorized shares--Class C                                         166,666,667        166,666,667        166,666,667
                                                                            ===============    ===============    ===============
    ++++++++ Authorized shares--Class I                                         166,666,666        166,666,666        166,666,666
                                                                            ===============    ===============    ===============
  ++++++++++ Authorized shares--Class R                                         166,666,667        166,666,666        166,666,667
                                                                            ===============    ===============    ===============

             See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Statements of Operations
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth        All-Equity
For the Six Months Ended June 30, 2006                                              Fund               Fund            Fund
Investment Income

     Net investment income allocated from Underlying Funds                  $       614,216    $       761,708    $       422,520
     Interest from short-term investments from affiliates                            34,105             53,930              3,177
                                                                            ---------------    ---------------    ---------------
     Total income and net investment income allocated from the
     Underlying Funds                                                               648,321            815,638            425,697
                                                                            ---------------    ---------------    ---------------

Expenses

     Administrative fees                                                             71,017            116,222             71,582
     Account maintenance and distribution fees--Class C                              68,542             92,242             68,950
     Account maintenance and distribution fees--Class B                              61,617             43,004             50,261
     Registration fees                                                               42,098             41,852             40,531
     Investment advisory fees                                                        30,436             49,809             30,678
     Accounting services                                                             26,465             26,450             25,374
     Professional fees                                                               24,591             24,582             23,859
     Printing and shareholder reports                                                15,496             25,003             17,827
     Transfer agent fees--Class I                                                    19,071             20,787             10,480
     Transfer agent fees--Class C                                                    21,780             12,102             10,673
     Transfer agent fees--Class B                                                    20,905              5,536              7,443
     Custodian fees                                                                  11,316             10,990             10,705
     Directors' fees and expenses                                                     3,265              4,873              3,167
     Account maintenance fees--Class A                                                2,049              2,260                959
     Transfer agent fees--Class A                                                     2,472              1,002                500
     Account maintenance and distribution fees--Class R                                 539                 26                 11
     Transfer agent fees--Class R                                                       327                 12                  5
     Other                                                                            9,417             10,258              9,146
                                                                            ---------------    ---------------    ---------------
     Total expenses                                                                 431,403            487,010            382,151
                                                                            ---------------    ---------------    ---------------
     Investment income--net                                                         216,918            328,628             43,546
                                                                            ---------------    ---------------    ---------------

Realized & Unrealized Gain (Loss) Allocated from the Underlying Funds--Net

     Realized gain (loss) on:
         Investments--net                                                            22,255            221,422             91,020
         Financial futures contracts and swaps--net                                (23,736)           (20,489)            (3,246)
         Short sales--net                                                           (1,250)              (675)                 --
         Foreign currency transactions--net                                          12,574             23,113             19,764
                                                                            ---------------    ---------------    ---------------
     Total realized gain--net                                                         9,843            223,371            107,538
     Change in unrealized appreciation--net                                         283,138          1,177,220          1,249,875
                                                                            ---------------    ---------------    ---------------
     Total realized and unrealized gain--net                                        292,981          1,400,591          1,357,413
                                                                            ---------------    ---------------    ---------------
     Net Increase in Net Assets Resulting from Operations                   $       509,899    $     1,729,219    $     1,400,959
                                                                            ===============    ===============    ===============

     See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Statements of Changes in Net Assets                                                                        Growth and Income Fund
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                   2006              2005
Operations

     Investment income--net                                                                    $       216,918    $       389,179
     Realized gain--net                                                                                  9,843            350,889
     Change in unrealized appreciation--net                                                            283,138            418,082
                                                                                               ---------------    ---------------
     Net increase in net assets resulting from operations                                              509,899          1,158,150
                                                                                               ---------------    ---------------

Dividends to Shareholders

     Investment income--net:
         Class A                                                                                            --           (21,520)
         Class B                                                                                            --           (69,287)
         Class C                                                                                            --           (69,561)
         Class I                                                                                            --          (208,876)
         Class R                                                                                            --            (2,041)
                                                                                               ---------------    ---------------
     Net decrease in net assets resulting from dividends to shareholders                                    --          (371,285)
                                                                                               ---------------    ---------------

Capital Share Transactions

     Net decrease in net assets derived from capital share transactions                            (3,611,247)        (6,135,704)
                                                                                               ---------------    ---------------

Net Assets

     Total decrease in net assets                                                                  (3,101,348)        (5,348,839)
     Beginning of period                                                                            41,885,375         47,234,214
                                                                                               ---------------    ---------------
     End of period*                                                                            $    38,784,027    $    41,885,375
                                                                                               ===============    ===============
         * Undistributed (accumulated distributions in excess of) investment income--net       $       179,966    $      (36,952)
                                                                                               ===============    ===============



                                                                                                            Long-Term Growth Fund


                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                   2006              2005
Operations

     Investment income--net                                                                    $       328,628    $       609,671
     Realized gain--net                                                                                223,371            421,056
     Change in unrealized appreciation--net                                                          1,177,220          1,849,572
                                                                                               ---------------    ---------------
     Net increase in net assets resulting from operations                                            1,729,219          2,880,299
                                                                                               ---------------    ---------------

Dividends to Shareholders

     Investment income--net:
         Class A                                                                                            --           (26,378)
         Class B                                                                                            --           (20,845)
         Class C                                                                                            --           (42,408)
         Class I                                                                                            --          (497,396)
         Class R                                                                                            --              (223)
                                                                                               ---------------    ---------------
     Net decrease in net assets resulting from dividends to shareholders                                    --          (587,250)
                                                                                               ---------------    ---------------

Capital Share Transactions

     Net decrease in net assets derived from capital share transactions                            (5,646,918)       (11,177,550)
                                                                                               ---------------    ---------------

Net Assets

     Total decrease in net assets                                                                  (3,917,699)        (8,884,501)
     Beginning of period                                                                            67,904,664         76,789,165
                                                                                               ---------------    ---------------
     End of period*                                                                            $    63,986,965    $    67,904,664
                                                                                               ===============    ===============
         * Undistributed (accumulated distributions in excess of) investment income--net       $       291,486    $      (37,142)
                                                                                               ===============    ===============

           See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Statements of Changes in Net Assets (concluded)                                                                   All-Equity Fund
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                   2006              2005
Operations

     Investment income--net                                                                    $        43,546    $        46,094
     Realized gain--net                                                                                107,538            247,590
     Change in unrealized appreciation--net                                                          1,249,875          1,479,347
                                                                                               ---------------    ---------------
     Net increase in net assets resulting from operations                                            1,400,959          1,773,031
                                                                                               ---------------    ---------------

Dividends to Shareholders

     Investment income--net:
         Class A                                                                                            --              (125)
         Class B                                                                                            --            (2,450)
         Class C                                                                                            --            (3,367)
         Class I                                                                                            --           (38,434)
         Class R                                                                                            --               (19)
                                                                                               ---------------    ---------------
     Net decrease in net assets resulting from dividends to shareholders                                    --           (44,395)
                                                                                               ---------------    ---------------

Capital Share Transactions

     Net decrease in net assets derived from capital share transactions                            (4,923,814)       (10,317,548)
                                                                                               ---------------    ---------------

Net Assets

     Total decrease in net assets                                                                  (3,522,855)        (8,588,912)
     Beginning of period                                                                            42,142,523         50,731,435
                                                                                               ---------------    ---------------
     End of period*                                                                            $    38,619,668    $    42,142,523
                                                                                               ===============    ===============
         * Undistributed (accumulated distributions in excess of) investment income--net       $        15,491    $      (28,055)
                                                                                               ===============    ===============

           See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights                                                                                       Growth and Income Fund
                                                       Class A                                          Class B

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,   For the Year Ended December 31,       June 30,   For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    9.58 $   9.40 $   8.82  $   7.60 $   8.71   $   9.55  $   9.37 $   8.79 $   7.58  $   8.69
                                  ----------------------------------------------   ----------------------------------------------
Investment income--net+++++             .08      .14      .11       .11      .16        .04       .05      .04      .05       .10
Realized and unrealized gain
(loss)--net                             .05      .17      .59      1.22    (.96)        .05       .18      .59     1.21     (.97)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .13      .31      .70      1.33    (.80)        .09       .23      .63     1.26     (.87)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --    (.13)    (.12)     (.11)    (.31)         --     (.05)    (.05)    (.05)     (.24)
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    9.71 $   9.58 $   9.40  $   8.82 $   7.60   $   9.64  $   9.55 $   9.37 $   8.79  $   7.58
                                  ==============================================   ==============================================

Total Investment Return**

Based on net asset value
per share                          1.36%+++    3.33%    7.93%    17.52%  (9.20%)    .94%+++     2.49%    7.14%   16.65%   (9.98%)
                                  ==============================================   ==============================================
Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++                      1.71%*    1.55%    1.45%     1.37%    1.13%     2.49%*     2.33%    2.23%    2.14%     1.91%
                                  ==============================================   ==============================================
Expenses++                           1.71%*    1.55%    1.45%     1.37%    1.26%     2.49%*     2.33%    2.23%    2.14%     2.03%
                                  ==============================================   ==============================================
Investment income--net               1.62%*    1.46%    1.20%     1.40%    1.99%      .73%*      .55%     .46%     .58%     1.28%
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $   1,564 $  1,546 $  1,343  $  1,558 $  1,042   $ 11,885  $ 12,587 $ 13,359 $ 12,722  $ 10,637
                                  ==============================================   ==============================================
Portfolio turnover                    3.82%       --    1.07%    13.77%   86.13%      3.82%        --    1.07%   13.77%    86.13%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

     ++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                       Class C                                          Class I

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,    For the Year Ended December 31,      June 30,  For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    9.55 $   9.37 $   8.78  $   7.57 $   8.68   $   9.56  $   9.39 $   8.80 $   7.59  $   8.72
                                  ----------------------------------------------   ----------------------------------------------
Investment income--net+++++             .03      .05      .04       .05      .10        .09       .15      .14      .13       .16
Realized and unrealized gain
(loss)--net                             .07      .18      .59      1.21    (.96)        .05       .18      .59     1.21     (.96)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .10      .23      .63      1.26    (.86)        .14       .33      .73     1.34     (.80)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --    (.05)    (.04)     (.05)    (.25)         --     (.16)    (.14)    (.13)     (.33)
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    9.65 $   9.55 $   9.37  $   8.78 $   7.57   $   9.70  $   9.56 $   9.39 $   8.80  $   7.59
                                  ==============================================   ==============================================

Total Investment Return**

Based on net asset value
per share                          1.05%+++    2.41%    7.22%    16.63%  (9.97%)   1.46%+++     3.46%    8.34%   17.67%   (9.04%)
                                  ==============================================   ==============================================

Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++                      2.47%*    2.31%    2.21%     2.14%    1.91%     1.45%*     1.29%    1.21%    1.13%      .79%
                                  ==============================================   ==============================================
Expenses++                           2.47%*    2.31%    2.21%     2.14%    2.04%     1.45%*     1.29%    1.21%    1.13%      .94%
                                  ==============================================   ==============================================
Investment income--net                .67%*     .52%     .43%      .58%    1.27%     1.75%*     1.57%    1.54%    1.60%     2.00%
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $  12,878 $ 14,709 $ 17,944  $ 20,567 $ 17,000   $ 12,219  $ 12,870 $ 14,485 $ 12,407  $  9,775
                                  ==============================================   ==============================================
Portfolio turnover                    3.82%       --    1.07%    13.77%   86.13%      3.82%        --    1.07%   13.77%    86.13%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.

     ++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                                                                Class R

                                                                                                                 For the Period
                                                                         For the Six                              October 10,
                                                                         Months Ended     For the Year Ended       2003++ to
The following per share data and ratios have been derived                  June 30,          December 31,         December 31,
from information provided in the financial statements.                       2006          2005          2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                              $      9.56    $      9.39    $      8.77    $      8.42
                                                                         -----------    -----------    -----------    -----------
       Investment income--net**                                                  .08            .12            .09            .06
       Realized and unrealized gain--net                                         .03            .17            .61            .42
                                                                         -----------    -----------    -----------    -----------
       Total from investment operations                                          .11            .29            .70            .48
                                                                         -----------    -----------    -----------    -----------
       Less dividends from investment income--net                                 --          (.12)          (.08)          (.13)
                                                                         -----------    -----------    -----------    -----------
       Net asset value, end of period                                    $      9.67    $      9.56    $      9.39    $      8.77
                                                                         ===========    ===========    ===========    ===========

Total Investment Return

       Based on net asset value per share                                   1.15%+++          3.04%          8.02%       5.59%+++
                                                                         ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses++++                                                           1.97%*          1.78%          1.71%         1.40%*
                                                                         ===========    ===========    ===========    ===========
       Investment income--net                                                 1.59%*          1.26%           .96%         2.36%*
                                                                         ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)                          $       237    $       172    $       102    $   --+++++
                                                                         ===========    ===========    ===========    ===========
       Portfolio turnover                                                      3.82%             --          1.07%         13.77%
                                                                         ===========    ===========    ===========    ===========

      * Annualized.

     ** Based on average shares outstanding.

     ++ Commencement of operations.

   ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, and December 31, 2003, this range was from .03% to .10%, .03% to .09% and .04% to .17%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Amount is less than $1,000.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                       Class A                                          Class B

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,    For the Year Ended December 31,      June 30,  For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    9.40 $   9.09 $   8.36  $   6.82 $   8.19   $   9.41  $   9.10 $   8.36 $   6.82  $   8.17
                                  ----------------------------------------------   ----------------------------------------------
Investment income--net+++++             .05      .10      .09       .07      .08        .02       .02      .02      .01       .02
Realized and unrealized gain
(loss)--net                             .19      .31      .74      1.55   (1.37)        .19       .31      .75     1.55    (1.35)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .24      .41      .83      1.62   (1.29)        .21       .33      .77     1.56    (1.33)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --    (.10)    (.10)     (.08)    (.08)         --     (.02)    (.03)    (.02)     (.02)
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    9.64 $   9.40 $   9.09  $   8.36 $   6.82   $   9.62  $   9.41 $   9.10 $   8.36  $   6.82
                                  ==============================================   ==============================================
Total Investment Return**

Based on net asset value
per share                          2.55%+++    4.53%    9.92%    23.79% (15.71%)   2.23%+++     3.64%    9.19%   22.84%  (16.34%)
                                  ==============================================   ==============================================

Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++                      1.29%*    1.21%    1.20%     1.24%    1.07%     2.06%*     1.98%    1.97%    2.02%     1.83%
                                  ==============================================   ==============================================
Expenses++                           1.29%*    1.21%    1.20%     1.24%    1.28%     2.06%*     1.98%    1.97%    2.02%     2.04%
                                  ==============================================   ==============================================
Investment income--net               1.11%*    1.08%    1.01%     1.04%    1.04%      .35%*      .26%     .21%     .18%      .24%
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $   1,659 $  2,040 $  2,021  $  1,490  $   814   $  7,960  $  8,947 $ 11,128 $ 10,791  $  9,341
                                  ==============================================   ==============================================
Portfolio turnover                    2.32%    1.76%    4.05%     9.13%   96.44%      2.32%     1.76%    4.05%    9.13%    96.44%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

     ++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                       Class C                                          Class I

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,    For the Year Ended December 31,      June 30,   For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    9.39 $   9.07 $   8.34  $   6.81 $   8.16   $   9.40  $   9.09 $   8.36 $   6.81  $   8.18
                                  ----------------------------------------------   ----------------------------------------------
Investment income--net+++++             .02      .02      .02       .01      .02        .07       .12      .11      .09       .10
Realized and unrealized gain
(loss)--net                             .18      .32      .74      1.54   (1.35)        .18       .32      .74     1.56    (1.37)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .20      .34      .76      1.55   (1.33)        .25       .44      .85     1.65    (1.27)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --    (.02)    (.03)     (.02)    (.02)         --     (.13)    (.12)    (.10)     (.10)
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    9.59 $   9.39 $   9.07  $   8.34 $   6.81   $   9.65  $   9.40 $   9.09 $   8.36  $   6.81
                                  ==============================================   ==============================================

Total Investment Return**

Based on net asset value
per share                          2.13%+++    3.76%    9.09%    22.79% (16.26%)   2.66%+++     4.78%   10.18%   24.19%  (15.59%)
                                  ==============================================   ==============================================

Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++                      2.06%*    1.98%    1.97%     2.02%    1.86%     1.05%*      .96%     .95%    1.00%      .83%
                                  ==============================================   ==============================================
Expenses++                           2.06%*    1.98%    1.97%     2.02%    2.05%     1.05%*      .96%     .95%    1.00%     1.03%
                                  ==============================================   ==============================================
Investment income--net                .38%*     .26%     .21%      .20%     .29%     1.43%*     1.31%    1.24%    1.22%     1.28%
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $  17,500 $ 18,993 $ 22,706  $ 23,374 $ 18,852   $ 36,847  $ 37,906 $ 40,934 $ 39,886 $  31,452
                                  ==============================================   ==============================================
Portfolio turnover                    2.32%    1.76%    4.05%     9.13%   96.44%      2.32%     1.76%    4.05%    9.13%    96.44%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.

     ++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                            Long-Term Growth Fund

                                                                                                Class R

                                                                                                                 For the Period
                                                                         For the Six                              October 10,
                                                                         Months Ended     For the Year Ended       2003++ to
The following per share data and ratios have been derived                  June 30,          December 31,         December 31,
from information provided in the financial statements.                       2006          2005          2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                              $      9.41    $      9.08    $      8.35    $      7.89
                                                                         -----------    -----------    -----------    -----------
       Investment income--net**                                                  .06            .12            .15            .04
       Realized and unrealized gain--net                                         .18            .32            .70            .52
                                                                         -----------    -----------    -----------    -----------
       Total from investment operations                                          .24            .44            .85            .56
                                                                         -----------    -----------    -----------    -----------
       Less dividends from investment income--net                                 --          (.11)          (.12)          (.10)
                                                                         -----------    -----------    -----------    -----------
       Net asset value, end of period                                    $      9.65    $      9.41    $      9.08    $      8.35
                                                                         ===========    ===========    ===========    ===========

Total Investment Return

       Based on net asset value per share                                   2.55%+++          4.85%         10.19%       6.93%+++
                                                                         ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses++++                                                           1.30%*          1.36%          1.20%         1.40%*
                                                                         ===========    ===========    ===========    ===========
       Investment income--net                                                 1.30%*          1.39%           .99%         1.67%*
                                                                         ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)                          $        22    $        19    $   --+++++    $   --+++++
                                                                         ===========    ===========    ===========    ===========
       Portfolio turnover                                                      2.32%          1.76%          4.05%          9.13%
                                                                         ===========    ===========    ===========    ===========

      * Annualized.

     ** Based on average shares outstanding.

     ++ Commencement of operations.

   ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, and December 31, 2003, this range was from .03% to .10%, .03% to .09%, and .04% to .17%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Amount is less than $1,000.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                       Class A                                          Class B

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,    For the Year Ended December 31,      June 30,   For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    9.01 $   8.60 $   7.76  $   5.97 $   7.68   $   8.63  $   8.31 $   7.55 $   5.85  $   7.58
                                  ----------------------------------------------   ----------------------------------------------
Investment income
(loss)--net+++++                        .03      .04      .04       .02   --++++      (.01)     (.02)    (.03)    (.03)     (.05)
Realized and unrealized gain
(loss)--net                             .28      .37      .81      1.77   (1.71)        .28       .34      .79     1.73    (1.68)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .31      .41      .85      1.79   (1.71)        .27       .32      .76     1.70    (1.73)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --     --++    (.01)        --       --         --      --++       --       --        --
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    9.32 $   9.01 $   8.60  $   7.76 $   5.97   $   8.90  $   8.63 $   8.31 $   7.55  $   5.85
                                  ==============================================   ==============================================

Total Investment Return**

Based on net asset value
per share                          3.44%+++    4.79%   10.89%    29.98% (22.27%)   3.13%+++     3.87%   10.07%   29.06%  (22.82%)
                                  ==============================================   ==============================================

Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++++++                  1.53%*    1.39%    1.38%     1.41%    1.11%     2.29%*     2.16%    2.15%    2.19%     1.93%
                                  ==============================================   ==============================================
Expenses++++++                       1.53%*    1.39%    1.38%     1.41%    1.42%     2.29%*     2.16%    2.15%    2.19%     2.21%
                                  ==============================================   ==============================================
Investment income (loss)--net         .68%*     .45%     .51%      .25%     .01%    (.21%)*    (.30%)   (.34%)   (.50%)    (.73%)
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $     835  $   612  $   873   $   700  $   805   $  9,478  $ 10,322 $ 12,807 $ 14,717  $ 14,067
                                  ==============================================   ==============================================
Portfolio turnover                    4.85%   11.05%    5.92%     5.28%  118.72%      4.85%    11.05%    5.92%    5.28%   118.72%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

     ++ Amount is less than $(.01) per share.

   ++++ Amount is less than $.01 per share.

 ++++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                       Class C                                          Class I

                                     For the                                          For the
The following per share data        Six Months                                       Six Months
and ratios have been derived          Ended                                            Ended
from information provided in         June 30,    For the Year Ended December 31,      June 30,   For the Year Ended December 31,
the financial statements.              2006     2005     2004      2003     2002       2006      2005     2004     2003      2002
Per Share Operating Performance

Net asset value, beginning
of period                         $    8.63 $   8.30 $   7.55  $   5.85 $   7.58   $   9.09  $   8.68 $   7.83 $   6.00  $   7.70
                                  ----------------------------------------------   ----------------------------------------------
Investment income
(loss)--net+++++                      (.01)    (.03)    (.03)     (.03)    (.05)        .04       .06      .06      .04       .02
Realized and unrealized gain
(loss)--net                             .27      .36      .78      1.73   (1.68)        .29       .37      .81     1.79    (1.72)
                                  ----------------------------------------------   ----------------------------------------------
Total from investment operations        .26      .33      .75      1.70   (1.73)        .33       .43      .87     1.83    (1.70)
                                  ----------------------------------------------   ----------------------------------------------
Less dividends from investment
income--net                              --     --++       --        --       --         --     (.02)    (.02)       --        --
                                  ----------------------------------------------   ----------------------------------------------
Net asset value, end of period    $    8.89 $   8.63 $   8.30  $   7.55 $   5.85   $   9.42  $   9.09 $   8.68 $   7.83  $   6.00
                                  ==============================================   ==============================================

Total Investment Return**

Based on net asset value
per share                          3.01%+++    4.00%    9.93%    29.06% (22.82%)   3.63%+++     4.97%   11.16%   30.50%  (21.88%)
                                  ==============================================   ==============================================

Ratios to Average Net Assets

Expenses, net of waiver and
reimbursement++++                    2.29%*    2.17%    2.15%     2.19%    1.95%     1.27%*     1.15%    1.14%    1.15%      .93%
                                  ==============================================   ==============================================
Expenses++++                         2.29%*    2.17%    2.15%     2.19%    2.23%     1.27%*     1.15%    1.14%    1.15%     1.20%
                                  ==============================================   ==============================================
Investment income (loss)--net       (.24%)*   (.31%)   (.33%)    (.50%)   (.73%)      .84%*      .74%     .76%     .57%      .32%
                                  ==============================================   ==============================================

Supplemental Data

Net assets, end of period
(in thousands)                    $  12,650 $ 14,578 $ 18,064  $ 20,080 $ 18,327   $ 15,655  $ 16,534 $ 18,900 $ 16,068  $ 11,135
                                  ==============================================   ==============================================
Portfolio turnover                    4.85%   11.05%    5.92%     5.28%  118.72%      4.85%    11.05%    5.92%    5.28%   118.72%
                                  ==============================================   ==============================================

      * Annualized.

     ** Total investment returns exclude the effects of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.

     ++ Amount is less than $(.01) per share.

   ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, December 31, 2003, and December 31, 2002, this range was from .03% to .10%, .03% to .09%,
        .04% to .17%, and .04% to .08%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

    +++ Aggregate total investment return.

  +++++ Based on average shares outstanding.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Financial Highlights (concluded)                                                                                  All-Equity Fund

                                                                                                Class R

                                                                                                                 For the Period
                                                                         For the Six                              October 10,
                                                                         Months Ended     For the Year Ended       2003++ to
The following per share data and ratios have been derived                  June 30,          December 31,         December 31,
from information provided in the financial statements.                       2006          2005          2004         2003
Per Share Operating Performance

       Net asset value, beginning of period                              $      8.85    $      8.45    $      7.62    $      7.03
                                                                         -----------    -----------    -----------    -----------
       Investment income (loss)--net**                                         (.03)            .05            .06            .03
       Realized and unrealized gain--net                                         .37            .35            .78            .56
                                                                         -----------    -----------    -----------    -----------
       Total from investment operations                                          .34            .40            .84            .59
       Less dividends from investment income--net                                 --       --++++++          (.01)             --
                                                                         -----------    -----------    -----------    -----------
       Net asset value, end of period                                    $      9.19    $      8.85    $      8.45    $      7.62
                                                                         ===========    ===========    ===========    ===========

Total Investment Return

       Based on net asset value per share                                   3.84%+++          4.76%         10.96%       8.39%+++
                                                                         ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses++++                                                           1.44%*          1.40%          1.50%         1.54%*
                                                                         ===========    ===========    ===========    ===========
       Investment income (loss)--net                                        (1.02)%*           .56%           .79%         1.05%*
                                                                         ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of period (in thousands)                          $         2    $        97    $        87    $   --+++++
                                                                         ===========    ===========    ===========    ===========
       Portfolio turnover                                                      4.85%         11.05%          5.92%          5.28%
                                                                         ===========    ===========    ===========    ===========

      * Annualized.

     ** Based on average shares outstanding.

     ++ Commencement of operations.

   ++++ Amounts do not include expenses of the Underlying Funds. As of June 30, 2006, the expense ratios of the
        Underlying Funds ranged from .04% to .09% as of their most recent periods ended. As of December 31, 2005,
        December 31, 2004, and December 31, 2003, this range was from .03% to .10%, .03% to .09% and .04% to .17%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

 ++++++ Amount is less than $(.01) per share.

    +++ Aggregate total investment return.

  +++++ Amount is less than $1,000.

        See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill
Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill
Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master
Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of each Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Each Fund offers multiple classes of shares. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class A Shares are sold with a front-end sales charge.
Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class I Shares are sold only to certain eligible investors. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Each Fund records its investment in the Underlying Funds at fair value. Equity securities that are held by each Fund and the Underlying Funds that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


Repurchase agreements are valued at cost plus accrued interest. The Funds and Underlying Funds employ pricing services to provide certain security prices for each Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by each Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


* Swaps--Each Fund may enter into swap agreements, which are OTC contracts in which each Fund and counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by each Fund are recorded in the accompanying Statement of Operations as realized gains and losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized in the financial statements. Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

* Short sales--When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(c) Income taxes--It is each Fund's policy to comply with requirements of the Internal Revenue Code applicable to regular investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Securities lending--Each Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where each Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. Each Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, each Fund could experience delays and costs in gaining access to the collateral. Each Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Bank overdraft--The All-Equity Fund recorded a bank overdraft as a result of the stated overdrawn balance. The overdrawn balance resulted from no trade being executed for a projected cash shortfall.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM.
The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class A                                         .25%                 --
Class B                                         .25%               .75%
Class C                                         .25%               .75%
Class R                                         .25%               .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. For the six months ended June 30, 2006 the All-Equity Fund and Long-Term Growth Fund did not accrue Class R distribution fees.

For the six months ended June 30, 2006, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:


                         Growth and        Long-Term
                             Income           Growth         All-Equity
                               Fund             Fund               Fund

Class A:
    FAMD                    $    12         $    165           $    319
    MLPF&S                  $   258         $  2,644           $  3,471
Class I:
    FAMD                    $     0         $      0           $      0
    MLPF&S                  $     5         $      5           $    178


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                             Class B            Class C

Growth and Income Fund                       $ 7,970            $   232
Long-Term Growth Fund                        $ 5,645            $ 1,593
All-Equity Fund                              $10,357            $   318


In addition, MLPF&S received contingent deferred sales charges of $1 and $5 relating to transactions subject to front-end sales waivers in Class A Shares of the All-Equity Fund and Long-Term Growth Fund, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Each Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM.


For the six months ended June 30, 2006, the Funds reimbursed FAM as follows:


Growth and Income Fund                          $413
Long-Term Growth Fund                           $680
All-Equity Fund                                 $397



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, ML & Co., and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.


3. Investments:
Contributions and withdrawals in the Fund's investment in the Underlying Funds for the six months ended June 30, 2006 were as follows:


                                       Contributions        Withdrawals

Growth and Income Fund                    $1,500,000         $5,500,000
Long-Term Growth Fund                     $1,500,000         $9,500,000
All-Equity Fund                           $2,000,000         $7,750,000


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:


                                                                For the
                                         For the Six         Year Ended
                                        Months Ended       December 31,
                                       June 30, 2006               2005

Growth and Income Fund                  $(3,611,247)      $ (6,135,704)
Long-Term Growth Fund                   $(5,646,918)      $(11,177,550)
All-Equity Fund                         $(4,923,814)      $(10,317,548)


Transactions in capital shares for each class were as follows:



Growth and Income Fund

Class A Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   13,996    $       136,432
Automatic conversion of shares                12,573            123,095
                                     ---------------    ---------------
Total issued                                  26,569            259,527
Shares redeemed                             (26,832)          (260,683)
                                     ---------------    ---------------
Net decrease                                   (263)    $       (1,156)
                                     ===============    ===============



Growth and Income Fund (continued)

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   27,625    $       260,228
Automatic conversion of shares                23,700            222,118
Shares issued to shareholders in
   reinvestment of dividends                   1,545             14,830
                                     ---------------    ---------------
Total issued                                  52,870            497,176
Shares redeemed                             (34,281)          (324,160)
                                     ---------------    ---------------
Net increase                                  18,589    $       173,016
                                     ===============    ===============



Class B Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                  189,286    $     1,832,797
                                     ---------------    ---------------
Shares redeemed                            (261,876)        (2,549,210)
Automatic conversion of shares              (12,631)          (123,095)
                                     ---------------    ---------------
Total redeemed                             (274,507)        (2,672,305)
                                     ---------------    ---------------
Net decrease                                (85,221)    $     (839,508)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  383,750    $     3,595,553
Shares issued to shareholders in
   reinvestment of dividends                   6,127             58,631
                                     ---------------    ---------------
Total issued                                 389,877          3,654,184
                                     ---------------    ---------------
Shares redeemed                            (473,210)        (4,429,660)
Automatic conversion of shares              (23,878)          (222,118)
                                     ---------------    ---------------
Total redeemed                             (497,088)        (4,651,778)
                                     ---------------    ---------------
Net decrease                               (107,211)    $     (997,594)
                                     ===============    ===============



Class C Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                  115,825    $     1,127,059
Shares redeemed                            (320,266)        (3,116,070)
                                     ---------------    ---------------
Net decrease                               (204,441)    $   (1,989,011)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  183,636    $     1,719,520
Shares issued to shareholders in
   reinvestment of dividends                   5,957             57,065
                                     ---------------    ---------------
Total issued                                 189,593          1,776,585
Shares redeemed                            (565,558)        (5,307,397)
                                     ---------------    ---------------
Net decrease                               (375,965)    $   (3,530,812)
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


Growth and Income Fund (concluded)

Class I Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   74,630    $       730,525
Shares redeemed                            (161,275)        (1,574,748)
                                     ---------------    ---------------
Net decrease                                (86,645)    $     (844,223)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  125,670    $     1,184,219
Shares issued to shareholders in
   reinvestment of dividends                  21,524            206,200
                                     ---------------    ---------------
Total issued                                 147,194          1,390,419
Shares redeemed                            (344,203)        (3,237,261)
                                     ---------------    ---------------
Net decrease                               (197,009)    $   (1,846,842)
                                     ===============    ===============


Class R Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                Shares              Amount

Shares sold                                    6,852    $        66,709
Shares redeemed                                (415)            (4,058)
                                     ---------------    ---------------
Net increase                                   6,437    $        62,651
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   11,164    $       104,549
Shares issued to shareholders in
   reinvestment of dividends                     213              2,041
                                     ---------------    ---------------
Total issued                                  11,377            106,590
Shared redeemed                              (4,265)           (40,062)
                                     ---------------    ---------------
Net increase                                   7,112    $        66,528
                                     ===============    ===============



Long-Term Growth Fund

Class A Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   22,983    $       222,346
Automatic conversion of shares                 2,386             23,132
                                     ---------------    ---------------
Total issued                                  25,369            245,478
Shares redeemed                             (70,351)          (683,453)
                                     ---------------    ---------------
Net decrease                                (44,982)    $     (437,975)
                                     ===============    ===============



Long-Term Growth Fund (continued)

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  218,124    $     1,968,818
Automatic conversion of shares                 2,765             25,315
Shares issued to shareholders in
   reinvestment of dividends                   2,455             23,196
                                     ---------------    ---------------
Total issued                                 223,344          2,017,329
Shares redeemed                            (228,660)        (2,112,714)
                                     ---------------    ---------------
Net decrease                                 (5,316)    $      (95,385)
                                     ===============    ===============



Class B Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   26,545    $       256,553
                                     ---------------    ---------------
Automatic conversion of shares               (2,386)           (23,132)
Shares redeemed                            (147,037)        (1,437,659)
                                     ---------------    ---------------
Total redeemed                             (149,423)        (1,460,791)
                                     ---------------    ---------------
Net decrease                               (122,878)    $   (1,204,238)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  113,173    $     1,040,103
Shares issued to shareholders in
   reinvestment of dividends                   1,942             18,353
                                     ---------------    ---------------
Total issued                                 115,115          1,058,456
                                     ---------------    ---------------
Automatic conversion of shares               (2,777)           (25,315)
Shares redeemed                            (385,085)        (3,514,757)
                                     ---------------    ---------------
Total redeemed                             (387,862)        (3,540,072)
                                     ---------------    ---------------
Net decrease                               (272,747)    $   (2,481,616)
                                     ===============    ===============



Class C Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                  115,019    $     1,109,157
Shares redeemed                            (313,868)        (3,030,611)
                                     ---------------    ---------------
Net decrease                               (198,849)    $   (1,921,454)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  237,788    $     2,137,851
Shares issued to shareholders in
   reinvestment of dividends                   3,932             37,040
                                     ---------------    ---------------
Total issued                                 241,720          2,174,891
Shares redeemed                            (721,303)        (6,542,090)
                                     ---------------    ---------------
Net decrease                               (479,583)    $   (4,367,199)
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (continued)


Long-Term Growth Fund (concluded)

Class I Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                  196,758    $     1,916,167
Shares redeemed                            (412,624)        (4,001,322)
                                     ---------------    ---------------
Net decrease                               (215,866)    $   (2,085,155)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  312,010    $     2,847,176
Shares issued to shareholders in
   reinvestment of dividends                  51,865            489,559
                                     ---------------    ---------------
Total issued                                 363,875          3,336,735
Shares redeemed                            (833,780)        (7,589,212)
                                     ---------------    ---------------
Net decrease                               (469,905)    $   (4,252,477)
                                     ===============    ===============



Class R Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                      243    $         2,359
Shares redeemed                                 (48)              (455)
                                     ---------------    ---------------
Net increase                                     195    $         1,904
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                    2,014    $        18,905
Shares issued to shareholders in
   reinvestment of dividends                      24                222
                                     ---------------    ---------------
Net increase                                   2,038    $        19,127
                                     ===============    ===============



All-Equity Fund

Class A Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   33,945    $       320,457
Automatic conversion of shares                   287              2,684
                                     ---------------    ---------------
Total issued                                  34,232            323,141
Shares redeemed                             (12,572)          (119,187)
                                     ---------------    ---------------
Net increase                                  21,660    $       203,954
                                     ===============    ===============



All-Equity Fund (continued)

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                    9,732    $        84,434
Automatic conversion of shares                   604              5,246
Shares issued to shareholders in
   reinvestment of dividends                       8                 76
                                     ---------------    ---------------
Total issued                                  10,344             89,756
Shares redeemed                             (43,892)          (375,617)
                                     ---------------    ---------------
Net decrease                                (33,548)    $     (285,861)
                                     ===============    ===============



Class B Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   13,899    $       125,352
                                     ---------------    ---------------
Automatic conversion of shares                 (300)            (2,684)
Shares redeemed                            (143,647)        (1,279,192)
                                     ---------------    ---------------
Total redeemed                             (143,947)        (1,281,876)
                                     ---------------    ---------------
Net decrease                               (130,048)    $   (1,156,524)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   28,653    $       235,224
Shares issued to shareholders in
   reinvestment of dividends                     195              1,641
                                     ---------------    ---------------
Total issued                                  28,848            236,865
                                     ---------------    ---------------
Automatic conversion of shares                 (628)            (5,246)
Shares redeemed                            (374,453)        (3,124,777)
                                     ---------------    ---------------
Total redeemed                             (375,081)        (3,130,023)
                                     ---------------    ---------------
Net decrease                               (346,233)    $   (2,893,158)
                                     ===============    ===============



Class C Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                   35,738    $       320,145
Shares redeemed                            (302,142)        (2,705,863)
                                     ---------------    ---------------
Net decrease                               (266,404)    $   (2,385,718)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   81,038    $       665,967
Shares issued to shareholders in
   reinvestment of dividends                     307              2,593
                                     ---------------    ---------------
Total issued                                  81,345            668,560
                                     ---------------    ---------------
Shares redeemed                            (567,461)        (4,700,795)
                                     ---------------    ---------------
Net decrease                               (486,116)    $   (4,032,235)
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Notes to Financial Statements (concluded)


All-Equity Fund (concluded)

Class I Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                  104,843    $       994,040
Shares redeemed                            (260,607)        (2,480,992)
                                     ---------------    ---------------
Net decrease                               (155,764)    $   (1,486,952)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  180,459    $     1,568,125
Shares issued to shareholders in
   reinvestment of dividends                   4,017             36,654
                                     ---------------    ---------------
Total issued                                 184,476          1,604,779
Shares redeemed                            (543,976)        (4,717,491)
                                     ---------------    ---------------
Net decrease                               (359,500)    $   (3,112,712)
                                     ===============    ===============



Class R Shares for the
Six Months Ended                                                 Dollar
June 30, 2006                                 Shares             Amount

Shares sold                                       48    $           445
Total redeemed                              (10,821)           (99,019)
                                     ---------------    ---------------
Net decrease                                (10,773)    $      (98,574)
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                      811         $    6,885
Shares issued to shareholders in
   reinvestment of dividends                       2                 19
                                     ---------------    ---------------
Total issued                                     813              6,904
Total redeemed                                  (59)              (486)
                                     ---------------    ---------------
Net increase                                     754    $         6,418
                                     ===============    ===============


5. Capital Loss Carryforward:
On December 31, 2005, each Fund in the Corporation had a net capital loss carryfoward as follows: $14,928,509 in the Growth and Income Fund, of which $715,608 expires in 2009, $9,992,600 expires in 2010, $1,361,702 expires in
2011 and $2,858,599 expires in 2012; $11,618,282 in the Long-Term Growth Fund, of which $1,010,735 expires in 2009, $10,171,497 expires in 2010 and $436,050 expires in 2011; and $21,480,818 in the All-Equity Fund, of which $61,320 expires in 2008, $3,315,433 expires in 2009, $16,819,783 expires in 2010,
$740,923 expires in 2011 and $543,359 expires in 2012. These amounts will be available to offset like amounts of any future taxable gains.


6. Plan of Reorganization:
On May 8, 2006, the Corporation's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, as follows:

Merrill Lynch Global Allocation Fund, Inc. will acquire substantially all of the assets and will assume substantially all of the liabilities of the Corporation's Growth and Income Fund and Long-Term Growth Fund in exchange for newly issued shares of Merrill Lynch Global Allocation Fund, Inc.

Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc. ("Large Cap Core") will acquire substantially all of the assets and will assume substantially all of the liabilities of the Corporation's All-Equity Fund in exchange for newly issued shares of Large Cap Core.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of Investment Advisory Agreement


Activities and Composition of the Board of Directors

All but one member of the Board of Directors is an independent director whose only association with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a director of each Fund and as a director or trustee of certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent director. New director nominees are chosen by a Nominating Committee comprised of independent directors. All independent directors also are members of the Board's Audit Committee, and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the independent directors' request.


Investment Advisory Agreement--Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement entered into by the Corporation on behalf of each Fund (the "Investment Advisory Agreement"). The Board assesses the nature, scope and quality of the services provided to each Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to each Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates with respect to each Fund. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.


Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreements, the Board requests and receives materials specifically relating to the Investment Advisory Agreement. These materials are prepared with respect to each Fund, and include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's portfolio management team regarding investment strategies used by the Fund during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Funds; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as offshore funds, under similar investment mandates. The Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the related benefits to the Investment Adviser of "soft dollars"), each Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with each Fund. The Board did not identify any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Certain Specific Renewal Data

In connection with the most recent renewal of the Investment Advisory Agreement in June 2006, the independent directors' and Board's review included the following:

Services Provided by the Investment Adviser--The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Fund. The Board focused primarily on the Investment Adviser's investment advisory services and each Fund's investment performance. The Board compared Fund performance - both including and excluding the effects of each Fund's fees and expenses - to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended February 28, 2006, the Merrill Lynch Strategy All-Equity Fund's performance after fees and expenses ranked in the third quintile for the one-year period, in the first quintile for the three-year period and in the second quintile for the five-year period. The Merrill Lynch Strategy Growth and Income Fund's performance after fees and expenses ranked in the fourth quintile for the one- and three- year periods and in the third quintile for the five-year period. The Merrill Lynch Strategy Long-Term Growth Fund's performance after fees and expenses ranked in the fifth quintile for the one- and three-year periods and in the third quintile for the five-year period. The Board also took into account the anticipated reorganizations whereby the Merrill Lynch Strategy Growth and Income Fund and the Merrill Lynch Strategy Long-Term Growth Fund would be combined with the Merrill Lynch Global Allocation Fund, Inc., a fund with better investment performance for all three periods. Considering these factors, the Board concluded that each Fund's performance supported the continuation of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process--The Board reviews at least annually each Fund's investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Funds' portfolio manager. The Board also considered the experience of the Funds' portfolio management team and noted that Mr. Philip Green, the Funds' portfolio manager, has more than nine years experience in portfolio management. The Board considered that the Investment Adviser and its investment staff have extensive experience in analyzing and managing the types of investments used by the Funds. The Board concluded that each Fund benefits from that experience.

Management Fees and Other Expenses--The Board reviews each Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to the other funds in its Lipper category. It also compares each Fund's total expenses to those of other comparable funds. The Board noted that the Investment Adviser had advised the Board that it had no other comparable accounts with similar investment mandates. The Board noted that the contractual management fee rate and the actual management fee rate applicable to each Fund were higher than the medians of the contractual and actual management fee rates charged by comparable funds. Total expenses for the Merrill Lynch Strategy All-Equity Fund were below the median expenses of comparable funds, and total expenses for the Merrill Lynch Strategy Growth and Income Fund and the Merrill Lynch Strategy Long-Term Growth Fund were above the median expenses of comparable funds. In addition, the Board also took into account the anticipated reorganization of the Merrill Lynch Strategy Growth and Income Fund and the Merrill Lynch Strategy Long-Term Growth Fund into the Merrill Lynch Global Allocation Fund, Inc., a fund with a lower expense ratio. The Board concluded that each Fund's management fee rate and overall expense ratio are acceptable compared to those of other comparable funds.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of Investment Advisory Agreement (concluded)


Profitability--The Board considers the cost of the services provided to each Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of each Fund and the MLIM/ FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of each Fund and concluded that there was a reasonable basis for the allocation. The Board believes that the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of each Fund increase and whether there should be changes in the management fee rate or structure in order to enable each Fund to participate in these economies of scale. While the Board concluded that it did not believe that the Funds' assets have reached a level where such economies are effectively available, the Board noted that it will continue to monitor information relating to economies of scale going forward.


Conclusion

After the independent Directors deliberated in executive session, the entire Board, including all of the independent Directors, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.



Disclosure of New Investment Advisory Agreement


New BlackRock Investment Advisory Agreement--Matters Considered by the Board

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Directors of Merrill Lynch Strategy Series, Inc. (the "Corporation") considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Corporation, on behalf of each Fund, and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent directors, approved the New Investment Advisory Agreement on May 8, 2006.

To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors consulted with their counsel and counsel for the Corporation on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the directors' deliberations.

At the Board meetings, the directors discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Funds. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The directors also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. Among other matters, the independent directors conferred about the proposed reorganization in which Merrill Lynch Global Allocation would acquire substantially all of the assets and certain stated liabilities of the Merrill Lynch Strategy Growth and Income Fund and the Merrill Lynch Strategy Long-Term Growth Fund, and the proposed reorganization in which the Merrill Lynch Large Cap Core Fund would acquire substantially all of their assets and certain stated liabilities of the Merrill Lynch Strategy All-Equity Fund. After the presentations and after reviewing the written materials provided, the independent directors met in executive sessions with their counsel to consider the New Investment Advisory Agreement.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of New Investment Advisory Agreement (continued)


In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the directors about a variety of matters. The advice included the following, among other matters:

* that there is not expected to be any diminution in the nature, quality and extent of services provided to any Fund and its shareholders by BlackRock Advisors, including compliance services;

* that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

* that each Fund should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions (R) brand name;

* that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

* that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter (or until any proposed Fund reorganization takes place), in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer each Fund as an investment product;

* that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Funds as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

* that the Funds will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

* that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 Act (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

* that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund shareholders.

The directors considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

* the potential benefits to Fund shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

* the potential for expanding distribution of Fund shares through improved access to third party distribution (in the event any of the proposed reorganizations of the Funds do not take place);

* the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

* the compliance policies and procedures of BlackRock Advisors;

* the terms and conditions of the New Investment Advisory Agreement, including the fact that each Fund's schedule of total advisory and administrative fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

* that in May 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for each Fund (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to each Fund; and that the advisory and/or management fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the directors have considered relevant in the exercise of their reasonable judgment; and



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of New Investment Advisory Agreement (continued)


* that Merrill Lynch agreed to pay all expenses of each Fund in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result no Fund would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to each Fund by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered for each Fund were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund; (b) operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. For each Fund, these materials included (a) information compiled by Lipper Inc. on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Fund's portfolio management team on investment strategies and allocations used by the Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Fund; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of the Fund's portfolio holdings and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund.

In their deliberations, the directors considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors' determinations were made separately in respect of each Fund. The directors, including a majority of the independent directors, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Investment Advisory Agreement should be approved and recommended to each Fund's shareholders.

Nature, Quality and Extent of Services Provided--The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the management of each Fund's investments and the resulting performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment management services and each Fund's investment performance, but also considered certain areas in which both the Investment Adviser and the Fund receive services as part of the Merrill Lynch complex. The Board compared each Fund's performance - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect each Fund; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of each Fund.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



The directors were given information with respect to the potential benefits to each Fund and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

The directors were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, each Fund will continue to be subject to restrictions concerning certain transactions involving Merrill
Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The directors were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the directors determined that the nature and quality of services to be provided to each Fund under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The directors noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the directors concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to each Fund under the New Investment Advisory Agreement.

Costs of Services Provided and Profitability--It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing each Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed each Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared each Fund's total expenses, including underlying fund expenses, to those of other, comparable funds. The information showed that each Fund had fees and expenses within the range of fees and expenses of comparable funds. For each of the Merrill Lynch Strategy Long-Term Growth and Merrill Lynch Strategy All-Equity Funds, the Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund. The Board concluded that each Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, whether advisory and administrative fees or other expenses, including underlying fund expenses, would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement and new administrative agreement are substantially similar to the Current Investment Advisory Agreement and current administrative agreement in all material respects, including the rate of compensation, the directors determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The directors noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with each Fund.

The directors discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with each Fund. The directors noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in a Fund's fees and/or fee breakpoints would be appropriate.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Disclosure of New Investment Advisory Agreement (concluded)


Fees and Economies of Scale--The Board considered the extent to which economies of scale might be realized as the assets of each Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board determined that changes were not currently necessary and that each Fund appropriately participated in these economies of scale.

In reviewing the Transaction, the directors considered, among other things, whether advisory and administrative fees or other expenses, including underlying fund expenses, would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement and new administrative agreement are substantially similar to the Current Investment Advisory Agreement and current administrative agreement in all material respects, including the rate of compensation, the directors determined that as a result of the Transaction, each Fund's total advisory and administrative fees would be no higher than the fees under its Current Investment Advisory Agreement and current administrative agreement. The directors noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the directors had determined that the total fees for advisory and administrative services for each Fund were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing each Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The directors concluded that, because the rates for advisory and administrative fees for each Fund would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits--In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the directors determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. The directors also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for each Fund following the Transaction. The directors noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance--The directors considered investment performance for each Fund. The directors compared each Fund's performance - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed each Fund's performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The directors believed each Fund's performance was satisfactory. Also, the directors took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of any Fund.

Conclusion--After the independent directors of the Fund deliberated in executive session, the entire Board, including the independent directors, approved the New Investment Advisory Agreement on behalf of each Fund, concluding that the Fund's advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.



MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006



Contingent BlackRock Subadvisory Agreement--Matters Considered by the Board

At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Directors, including the independent directors, also discussed and approved a contingent subadvisory agreement (the "Contingent Subadvisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreement is intended to ensure that a Fund operate with efficient portfolio management services until the closing of the Transaction in the event that the Board deems it necessary and in the best interests of the Fund and its shareholders that the BlackRock Subadviser assist in managing the operations of the Fund during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Subadvisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in any Fund's expenses as a result of the Contingent Subadvisory Agreement.

In making its approval at the May in-person meeting, the Board considered the Contingent Subadvisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Subadvisory Agreement the necessity of ensuring that each Fund operate with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in the Contingent Subadvisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of a Fund's operations and administration and the BlackRock Subadviser would provide advisory services to the Fund under the Contingent Subadvisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that no Fund's total advisory fees would increase as a result of the Contingent Subadvisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by each Fund to the Investment Adviser.

After the independent directors deliberated in executive session, the entire Board, including the independent directors, approved the Contingent Subadvisory Agreement, concluding that the advisory fee for each Fund was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.


MERRILL LYNCH STRATEGY SERIES, INC.                               JUNE 30, 2006


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:     /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: August 23, 2006


By:     /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: August 23, 2006